ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 89.6%
	COMMODITY - 35.6%
17,351	Invesco DB Energy Fund(a)					$ 426,718
22,960	Invesco DB Oil Fund(a)					381,366
23,948	Invesco Optimum Yield Diversified Commodity					407,116
						1,215,200
	EQUITY - 54.0%
3,926	Consumer Staples Select Sector SPDR Fund					285,577
5,214	Energy Select Sector SPDR Fund					469,261
13,090	Invesco High Yield Equity Dividend Achievers ETF					270,047
2,196	iShares Select Dividend ETF					259,457
4,100	Utilities Select Sector SPDR Fund					273,798
4,708	WisdomTree US Total Dividend Fund					283,424
						1,841,564

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,830,171)					3,056,764

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.3%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.3%
4	S&P500 EMINI Option	GS	12/16/2022	$ 3,600	$ 720,000	$ 9,350
	TOTAL PUT OPTIONS PURCHASED (Cost - $14,625)
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $14,625)					9,350

	TOTAL INVESTMENTS - 89.9% (Cost $2,844,796)					$ 3,066,114
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.1%					344,095
	NET ASSETS - 100.0%					$ 3,410,209

ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
3	NYBOT FINEX United States Dollar Index Future	12/19/2022	$ 334,260	$ 6,180
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
GS	- Goldman Sachs
(a)	- Non-income producing security.
(b)	- Each contract is equivalent to one futures contract.
(c)	- The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.